Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 29, 2022
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 12, 2022
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated September 12, 2022 to the Prospectus dated April 29, 2022 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep

Share Class	Par Up Rate* (As of September 12, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	80.00%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
2.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep

Share Class	Par Up Rate* (As of September 12, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	77.27%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Share Class	Par Down Rate*
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Investors should retain this supplement for future reference.